UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	PGIM Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2019

Date of reporting period:	8/31/2018

Item 1.  Schedule of Investments

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Long-Term Investments 132.2%
Bank Loans 10.2%
Chemicals 0.5%
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	6.188%(c)	12/26/23	3,000	$ 3,008,400
Commercial Services 0.6%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.576(c)	04/26/24	3,051	3,059,743
Computers 1.7%
Banff Merger Sub, Inc., Term Loan	—(p)	06/28/25	3,325	3,325,997
Exela Intermediate LLC, 2018 Repriced Term Loan, 2 Month LIBOR + 6.500%	8.826(c)	07/12/23	1,962	1,962,500
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	6.076(c)	10/10/24	4,080	4,047,203
				9,335,700
Engineering & Construction 0.2%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.830(c)	07/07/22	893	895,903
Foods 0.2%
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.326(c)	06/30/21	1,438	1,410,525
Insurance 0.2%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%^	8.576(c)	08/04/25	1,075	1,107,250
Internet 0.5%
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%	3.830(c)	08/01/21	2,564	2,548,077
Media 0.3%
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.076(c)	02/01/24	1,600	1,589,000

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Mining 0.2%
Aleris International, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.826%(c)	02/27/23	875	$ 886,666
Retail 1.0%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.326(c)	02/15/21	3,197	3,005,282
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	2,825	2,683,750
				5,689,032
Software 1.3%
Almonde, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.576(c)	06/13/24	1,892	1,882,645
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.326(c)	09/10/22	3,532	3,533,644
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.326(c)	08/05/22	1,478	1,483,695
				6,899,984
Technology 1.3%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.572(c)	09/30/24	5,071	5,108,451
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.573(c)	09/29/25	1,850	1,882,375
				6,990,826
Telecommunications 2.2%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.570(c)	05/27/24	2,382	2,250,993
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	5.815(c)	11/27/23	1,000	1,003,750
Tranche B-5 Term Loan	6.625	01/02/24	3,795	3,965,775

Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	6.334(c)	09/09/21	4,815	4,833,051
				12,053,569
Total Bank Loans (cost $55,258,730)				55,474,675

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 122.0%
Advertising 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes	5.250%	02/15/22	2,695	$ 2,708,448
Gtd. Notes(aa)	5.625	02/15/24	3,475	3,514,094
				6,222,542
Aerospace & Defense 3.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	6,850	7,201,062
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	6,525	7,177,500

TransDigm, Inc., Gtd. Notes(aa)	6.000	07/15/22	3,150	3,181,500
				17,560,062
Auto Manufacturers 0.3%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250	11/15/19	1,600	1,596,000
Auto Parts & Equipment 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750	11/15/19	2,500	2,625,000
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A	4.125	09/15/21	925	920,375
				3,545,375
Banks 0.9%
CIT Group, Inc.,
Sr. Unsec’d. Notes(aa)	5.000	08/15/22	4,175	4,258,500
Sr. Unsec’d. Notes	5.250	03/07/25	900	915,187
				5,173,687
Building Materials 2.2%
Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22	6,603	6,514,190
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	825	826,031
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	170	172,338

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp., (cont’d.)
Gtd. Notes	8.500%	04/15/22	1,750	$ 1,870,312

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	2,350	2,370,562
				11,753,433
Chemicals 7.1%
A Schulman, Inc., Gtd. Notes	6.875	06/01/23	5,160	5,432,964
Ashland LLC, Gtd. Notes	4.750	08/15/22	1,460	1,474,892
Blue Cube Spinco LLC, Gtd. Notes	10.000	10/15/25	2,215	2,563,863
Chemours Co. (The),
Gtd. Notes(aa)	6.625	05/15/23	7,805	8,175,737
Gtd. Notes	7.000	05/15/25	1,445	1,542,538

Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375	02/01/22	735	723,262
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	6,795	6,642,112
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	760	760,000

Platform Specialty Products Corp., Gtd. Notes, 144A(aa)	6.500	02/01/22	5,095	5,209,638
PQ Corp., Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/22	3,800	3,971,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	1,343	1,343,000
W.R. Grace & Co., Gtd. Notes, 144A	5.625	10/01/24	900	950,922
				38,789,928
Commercial Services 2.6%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(aa)	6.375	08/01/23	3,400	3,417,000
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	1,500	1,618,125

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500%	10/01/21	3,515	$ 3,519,394
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(aa)	5.000	04/15/22	5,500	5,340,775
				13,895,294
Computers 4.1%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(aa)	5.875	06/15/21	6,550	6,739,393
Gtd. Notes, 144A(aa)	7.125	06/15/24	4,775	5,104,714

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	400	406,400
NCR Corp.,
Gtd. Notes(aa)	4.625	02/15/21	2,575	2,529,937
Gtd. Notes	5.000	07/15/22	1,882	1,834,950
Gtd. Notes(aa)	5.875	12/15/21	3,235	3,264,600
Gtd. Notes	6.375	12/15/23	2,350	2,358,813
				22,238,807
Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	550	545,875
Gtd. Notes	7.000	06/15/23	1,350	1,356,750
				1,902,625
Diversified Financial Services 2.6%
Alliance Data Systems Corp.,
Gtd. Notes, 144A	5.375	08/01/22	2,545	2,557,725
Gtd. Notes, 144A, MTN	5.875	11/01/21	2,900	2,965,250

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23	6,200	6,432,500
Navient Corp.,
Sr. Unsec’d. Notes	6.500	06/15/22	825	853,092
Sr. Unsec’d. Notes	6.625	07/26/21	525	546,656
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	425	450,606

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	325	334,750
				14,140,579

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 5.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875%	01/15/24	550	$ 554,813
Sr. Unsec’d. Notes(aa)	5.375	01/15/23	4,155	3,947,250
Sr. Unsec’d. Notes(aa)	5.500	02/01/24	3,575	3,281,778

DPL, Inc., Sr. Unsec’d. Notes(aa)	6.750	10/01/19	1,564	1,610,920
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17	750	511,875
Sr. Unsec’d. Notes(d)	9.500	10/15/18	2,625	1,768,594
NRG Energy, Inc.,
Gtd. Notes(aa)	6.250	07/15/22	1,661	1,714,982
Gtd. Notes(aa)	6.250	05/01/24	3,625	3,751,875

NRG REMA LLC, Pass-Through Certificates, Series C(aa)	9.681	07/02/26	1,023	721,111
Red Oak Power LLC, Sr. Sec’d. Notes, Series B	9.200	11/30/29	775	880,594
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22	8,825	9,189,031
Gtd. Notes	7.625	11/01/24	1,317	1,415,775
				29,348,598
Electronics 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	5.625	12/15/20	690	718,911
Engineering & Construction 0.3%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	1,525	1,643,188
Entertainment 4.3%
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	5.875	02/15/22	1,150	1,168,687
Carmike Cinemas, Inc., Sec’d. Notes, 144A(aa)	6.000	06/15/23	2,250	2,289,375
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,000	4,060,000
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23	2,200	2,317,260
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23	1,500	1,578,750

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250%	02/15/22	3,150	$ 3,250,800
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	600	633,000
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000	04/15/22	2,630	2,669,450
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.625	05/15/21	3,000	2,970,000
Gtd. Notes	10.000	12/01/22	2,500	2,644,000
				23,581,322
Environmental Control 0.5%
Clean Harbors, Inc., Gtd. Notes(aa)	5.125	06/01/21	2,600	2,606,500
Foods 1.9%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	1,400	1,393,000
JBS Investments GmbH, Gtd. Notes, 144A	7.750	10/28/20	1,500	1,524,015
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	7.250	06/01/21	1,050	1,061,813
Gtd. Notes, 144A(aa)	7.250	06/01/21	6,325	6,396,156
				10,374,984
Forest Products & Paper 0.5%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500	07/15/22	1,982	1,982,000
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750	12/01/22	590	616,550
				2,598,550
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24	375	372,188
Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A(aa)	7.000	03/31/23	1,725	1,737,937
				2,110,125

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.6%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(aa)	4.875%	04/15/20	1,960	$ 1,952,650
Gtd. Notes, 144A	5.750	08/01/22	1,565	1,459,363
				3,412,013
Healthcare-Services 8.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	500	502,500
Gtd. Notes(aa)	5.625	02/15/23	2,625	2,677,500
Gtd. Notes	6.500	03/01/24	600	621,750

Centene Corp., Sr. Unsec’d. Notes	5.625	02/15/21	2,400	2,448,000
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	675	344,250
Sec’d. Notes, 144A	8.125	06/30/24	950	781,375
Sr. Sec’d. Notes	6.250	03/31/23	1,475	1,401,250

HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250	02/15/21	1,750	1,828,750
HCA, Inc.,
Gtd. Notes(aa)	7.500	02/15/22	3,350	3,676,625
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	4,776,375

LifePoint Health, Inc., Gtd. Notes(aa)	5.500	12/01/21	635	645,319
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	1,743	1,738,642
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	11/15/22	2,410	2,458,200
Select Medical Corp., Gtd. Notes(aa)	6.375	06/01/21	2,500	2,525,000
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875	04/15/21	2,450	2,551,062
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	7.500	01/01/22	3,275	3,429,547
Sr. Sec’d. Notes	4.375	10/01/21	175	174,563
Sr. Sec’d. Notes(aa)	4.625	07/15/24	2,325	2,277,407
Sr. Sec’d. Notes	4.750	06/01/20	1,525	1,540,250
Sr. Sec’d. Notes	6.000	10/01/20	705	732,319
Sr. Unsec’d. Notes	6.750	02/01/20	475	488,063
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	4,775	4,775,000
Sr. Unsec’d. Notes(aa)	8.125	04/01/22	2,400	2,535,000
				44,928,747

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 8.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875%	02/15/21	3,950	$ 3,989,500
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	2,050	2,096,125
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	03/15/22	6,150	6,501,718
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(aa)	6.500	12/15/20	2,765	2,781,590
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	750	755,625
KB Home, Gtd. Notes(aa)	4.750	05/15/19	3,609	3,618,022
Lennar Corp.,
Gtd. Notes(aa)	4.125	01/15/22	2,600	2,583,750
Gtd. Notes	4.500	11/15/19	1,000	1,006,250
Gtd. Notes	6.250	12/15/21	350	367,500

M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	3,675	3,757,246
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	2,225	2,263,938
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	3,150	3,197,250
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	1,100	1,105,830
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.250	04/15/21	4,025	4,019,969
Gtd. Notes, 144A	5.625	03/01/24	1,910	1,876,575
Gtd. Notes, 144A	5.875	04/15/23	350	350,105

TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21	2,400	2,394,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	1,288	1,294,440
William Lyon Homes, Inc.,
Gtd. Notes	7.000	08/15/22	2,150	2,190,313
Gtd. Notes, 144A	6.000	09/01/23	1,550	1,496,215
				47,645,961
Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes	5.625	10/15/23	2,175	2,175,000

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.7%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000%	04/01/23	3,470	$ 3,576,425
Iron/Steel 1.4%
AK Steel Corp., Sr. Sec’d. Notes	7.500	07/15/23	2,910	3,040,950
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/24	4,980	4,855,500
				7,896,450
Leisure Time 0.5%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750	12/15/21	909	914,681
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	1,425	1,547,907
				2,462,588
Lodging 2.2%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	975	1,060,312
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21	4,100	4,243,500
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	400	415,260
Gtd. Notes(aa)	8.625	02/01/19	6,380	6,505,048
				12,224,120
Media 20.7%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(aa)	5.375	07/15/23	3,165	3,184,781
AMC Networks, Inc.,
Gtd. Notes(aa)	4.750	12/15/22	5,683	5,683,000
Gtd. Notes	5.000	04/01/24	150	147,563
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	350	350,438
Sr. Unsec’d. Notes(aa)	5.250	09/30/22	7,365	7,415,634
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	1,690	1,611,838
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23	8,530	8,530,000
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	1,115	1,137,300

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.125%	12/15/21	4,930	$ 4,923,788
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	9,903	9,903,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(aa)	6.500	11/15/22	3,090	3,147,937
Gtd. Notes, Series A	7.625	03/15/20	1,085	1,082,288
Gtd. Notes, Series B	6.500	11/15/22	1,973	2,017,392
Gtd. Notes, Series B	7.625	03/15/20	2,515	2,524,431
DISH DBS Corp.,
Gtd. Notes(aa)	5.125	05/01/20	2,875	2,889,375
Gtd. Notes	5.875	07/15/22	480	460,800
Gtd. Notes(aa)	6.750	06/01/21	5,643	5,727,645

LIN Television Corp., Gtd. Notes	5.875	11/15/22	850	867,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	1,800	1,813,500
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	4,960	5,214,200
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125	02/15/22	1,035	1,052,466
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(aa)	5.750	01/15/23	6,160	6,375,600
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	140,250
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	1,055	1,018,075
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375	04/01/21	3,931	3,945,741
Gtd. Notes	6.125	10/01/22	4,475	4,587,770
Gtd. Notes, 144A	5.625	08/01/24	2,080	2,048,800
TEGNA, Inc.,
Gtd. Notes	5.125	10/15/19	346	346,000
Gtd. Notes(aa)	6.375	10/15/23	4,735	4,906,644
Gtd. Notes, 144A(aa)	4.875	09/15/21	4,260	4,270,650

Tribune Media Co., Gtd. Notes(aa)	5.875	07/15/22	4,045	4,105,675
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	3,035	2,883,250

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	6.750%	09/15/22	5,958	$ 6,084,607

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	2,000	1,975,200
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	345	351,038
				112,723,676
Metal Fabricate/Hardware 1.7%
Novelis Corp., Gtd. Notes, 144A(aa)	6.250	08/15/24	4,063	4,113,788
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	4,654	5,055,407
				9,169,195
Mining 3.2%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(aa)	7.000	02/15/21	2,255	2,231,041
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	650	627,250
Gtd. Notes(aa)	3.875	03/15/23	5,275	5,070,594

International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	1,200	1,191,000
New Gold, Inc. (Canada), Gtd. Notes, 144A(aa)	6.250	11/15/22	2,185	1,939,187
Teck Resources Ltd. (Canada),
Gtd. Notes	4.500	01/15/21	590	597,375
Gtd. Notes, 144A	8.500	06/01/24	5,350	5,871,625
				17,528,072
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	225	216,844
Oil & Gas 6.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	2,225	2,183,281
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	275	277,750
Gtd. Notes	5.375	11/01/21	925	940,031

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp., (cont’d.)
Gtd. Notes	5.625%	06/01/23	1,500	$ 1,543,575

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	7,608	8,406,840
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750	02/15/20	5,120	5,465,600
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22	5,008	5,007,750
Gtd. Notes	8.000	04/01/23	515	544,772

Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	500	537,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	1,925	1,920,187
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(aa)	6.375	01/30/23	4,500	4,083,750
Gtd. Notes, 144A	7.000	03/31/24	325	294,938
Range Resources Corp.,
Gtd. Notes	5.000	03/15/23	1,325	1,296,247
Gtd. Notes	5.875	07/01/22	1,000	1,010,000

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875	01/15/23	2,200	2,170,388
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	725	748,563
Sr. Unsec’d. Notes	8.250	08/01/23	450	510,750
				36,941,922
Packaging & Containers 2.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	1,550	1,571,313
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250	09/15/22	2,300	2,268,375
Greif, Inc., Sr. Unsec’d. Notes(aa)	7.750	08/01/19	5,500	5,692,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(aa)	5.750	10/15/20	4,143	4,148,114
				13,680,302
Pharmaceuticals 0.3%
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22	775	802,125

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	175	$ 161,875
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	1,000	855,000
				1,819,000
Pipelines 1.0%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	1,000	1,015,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(aa)	6.000	05/15/23	3,050	3,000,437
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	1,200	1,209,000
				5,224,437
Real Estate 0.1%
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	350	339,115
Real Estate Investment Trusts (REITs) 2.0%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	2,150	2,219,875
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500	02/01/21	2,625	2,675,859
SBA Communications Corp.,
Sr. Unsec’d. Notes	4.000	10/01/22	4,645	4,541,602
Sr. Unsec’d. Notes	4.875	07/15/22	500	506,250

VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000	10/15/23	748	825,988
				10,769,574
Retail 5.2%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	1,050	1,013,250
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	1,175	1,110,375
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	725	623,500
Sr. Unsec’d. Notes	6.750	01/15/22	675	600,750

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625%	06/15/20	900	$ 882,000
Sr. Unsec’d. Notes(aa)	8.625	06/15/20	2,350	2,303,000
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	1,500	1,582,500
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	1,400	1,422,750

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	955	926,350
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	1,000	1,011,250
Gtd. Notes(aa)	5.625	10/15/23	2,770	2,770,000
Gtd. Notes(aa)	6.625	04/01/21	3,750	3,937,500
Gtd. Notes	7.000	05/01/20	750	783,750

PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23	2,675	1,798,937
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	1,050	1,008,000
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	4,425	3,970,110
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23	200	193,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875	11/01/20	2,400	2,400,000
				28,337,022
Semiconductors 0.7%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875	09/01/22	1,090	1,080,463
Sensata Technologies BV, Gtd. Notes, 144A	4.875	10/15/23	2,680	2,680,000
				3,760,463
Software 7.9%
First Data Corp., Gtd. Notes, 144A(aa)	7.000	12/01/23	15,375	15,997,687
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125	05/01/21	1,065	1,074,660
Infor US, Inc.,
Gtd. Notes	6.500	05/15/22	3,250	3,292,153

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Infor US, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	5.750%	08/15/20	5,340	$ 5,420,100

Informatica LLC, Sr. Unsec’d. Notes, 144A(aa)	7.125	07/15/23	2,500	2,543,750
Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375	08/15/20	3,880	3,880,000
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A(aa)	7.375	10/15/24	3,085	3,184,337
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	6,940	7,425,800
				42,818,487
Telecommunications 6.9%
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S(aa)	6.450	06/15/21	5,800	6,032,000
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	1,500	1,531,875
CommScope, Inc.,
Gtd. Notes, 144A(aa)	5.000	06/15/21	4,740	4,763,700
Gtd. Notes, 144A	5.500	06/15/24	1,715	1,736,437
Level 3 Financing, Inc.,
Gtd. Notes	5.375	08/15/22	250	252,500
Gtd. Notes(aa)	6.125	01/15/21	6,022	6,057,771

Level 3 Parent LLC, Sr. Unsec’d. Notes	5.750	12/01/22	925	931,938
Qwest Capital Funding, Inc., Gtd. Notes	6.500	11/15/18	1,000	1,006,250
Sprint Communications, Inc., Gtd. Notes, 144A(aa)	7.000	03/01/20	4,500	4,674,375
Sprint Corp.,
Gtd. Notes(aa)	7.250	09/15/21	3,225	3,381,219
Gtd. Notes(aa)	7.875	09/15/23	4,910	5,284,387
T-Mobile USA, Inc.,
Gtd. Notes	6.000	03/01/23	875	900,550
Gtd. Notes	6.375	03/01/25	1,200	1,248,000
				37,801,002
Textiles 0.0%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	150	149,625

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.3%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	1,405	$ 1,451,323
Trucking & Leasing 1.3%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	1,875	1,926,562
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500	08/01/22	1,150	1,132,750
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	200	197,750
Gtd. Notes, 144A	5.250	08/15/22	3,350	3,412,812
Gtd. Notes, 144A	5.500	02/15/24	375	385,313
				7,055,187
Total Corporate Bonds (cost $667,849,959)				663,907,060

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $43,940)	2,066	29,379

Total Long-Term Investments (cost $723,152,629)		719,411,114

Short-Term Investment 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $7,433,568)(w)	7,433,568	7,433,568

TOTAL INVESTMENTS 133.6% (cost $730,586,197)		726,844,682
Liabilities in excess of other assets (33.6)%		(182,736,062)

Net Assets 100.0%		$ 544,108,620

The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
L2—Level 2
L3—Level 3
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in-Kind
REITs—Real Estate Investment Trusts
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,624,051 and 1.6% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $403,202,764 segregated as collateral for amount of $190,000,000 borrowed and outstanding as of August 31, 2018.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of August 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$ —	$ 46,850,624	$8,624,051
Corporate Bonds	—	663,907,060	—
Common Stock	29,379	—	—
Affiliated Mutual Fund	7,433,568	—	—
Total	$7,462,947	$710,757,684	$8,624,051
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
Bank Loans
Balance as of 05/31/18	$ 1,429,305
Realized gain (loss)	(53)
Change in unrealized appreciation (depreciation)	(52,066)
Purchases/Exchanges/Issuances	1,863,231
Sales/Paydowns	(8,236)
Accrued discount/premium	—

PGIM Short Duration High Yield Fund, Inc.
Schedule of Investments
as of August 31, 2018 (unaudited) (continued)
Bank Loans
Transfers into Level 3	$ 6,821,175
Transfers out of Level 3	(1,429,305)
Balance as of 08/31/18	$ 8,624,051
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (52,006)
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of August 31, 2018	Valuation Methodology	Unobservable Inputs
Bank Loans	$8,624,051	Market Approach	Single Broker Indicative Quote
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,429,305	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$6,821,175	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the over-the-counter market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PGIM Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 15, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    October 15, 2018

*	Print the name and title of each signing officer under his or her signature.